UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                   2/13/09
[Signature]                         [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        8

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $2,578,473
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       28-04690                  High River Limited Partnership

         02       28-05849                  Icahn Enterprises Holdings L.P.

         03       28-02662                  Barberry Corp.

         04       28-04970                  High Coast Limited Partnership

         05       28-04460                  Highcrest Investors Corp.

         06       28-11469                  Gascon Partners

         07       28-13260                  IEH FM Holdings LLC

         08       28-13170                  Thornwood Associates Limited
                                            Partnership

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP


COLUMN 1           COLUMN 2   COLUMN 3        COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                   VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP           (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----           --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-     COM    00764X103              69       864,865   SH               Defined         1              864,865
CEUTICALS INC

AMERICAN RAILCAR     COM    02916P103           4,392       417,086   SH               Defined         3              417,086
INDS INC.

AMERICAN RAILCAR     COM    02916P103          45,183     4,290,918   SH               Defined                      4,290,918
INDS INC

AMERICAN RAILCAR     COM    02916P103          19,154     1,818,976   SH               Defined                      1,818,976
INDS INC.

BIOGEN IDEC INC      COM    09062X103         153,133     3,215,051   SH               Defined         1            3,215,051

BLOCKBUSTER INC     CL A    093679108           2,184     1,732,960   SH               Defined         1            1,732,960

BLOCKBUSTER INC     CL A    093679108           1,131       898,000   SH               Defined         3              898,000

BLOCKBUSTER INC     CL B    093679207             502       772,320   SH               Defined         1              772,320

BLOCKBUSTER INC     CL B    093679207             222       340,906   SH               Defined         3              340,906

CYBERONICS, INC.     COM    23251P102           8,321       502,152   SH               Defined         1              502,152

ENZON PHARMA-        COM    293904108           3,582       614,420   SH               Defined         1              614,420
CEUTICALS INC

FEDERAL MOGUL CORP   COM    313549404         318,273    75,241,924   SH               Defined         7           75,241,924

GUARANTY FINL GROUP  COM    40108N106           9,979     3,823,308   SH               Defined         1            3,823,308

ICAHN ENTERPRISES    DEP    451100101          78,224     2,957,442   SH               Defined         3            2,957,442
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101         978,910    37,009,836   SH               Defined         4           37,009,836
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101         102,266     3,866,379   SH               Defined         5            3,866,379
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101         314,548    11,892,167   SH               Defined         6           11,892,167
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101          98,043     3,706,723   SH               Defined                      3,706,723
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101          40,085     1,515,515   SH               Defined                      1,515,515
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101          90,206     3,410,441   SH               Defined                      3,410,441
LP                   UNIT

ICAHN ENTERPRISES    DEP    451100101         113,367     4,286,087   SH               Defined         8            4,286,087
LP                   UNIT

LIONS GATE           COM    535919203          12,320     2,239,919   SH               Defined         1            2,239,919
ENTMNT CORP          NEW

YAHOO INC.           COM    984332106         184,379    15,113,025   SH               Defined         1           15,113,025


                                   TOTAL   $2,578,473



CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.